Note 47 - Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impairment or reversal of impairment on financial assets not measured at fair value through profir or loss
Total Available-for-sale financial assets, impairment or reversal of impairment	€ 82,000,000	€ 1,000,000	€ 1,127,000,000
Debt securities, impairment or reversal of impairment	82,000,000	1,000,000	(4,000,000)
Other equity instruments, impairment or reversal of impairment			1,131,000,000
Loans and receivables, impairment or reversal of impairment	4,069,000,000	3,980,000,000	3,677,000,000
Recovery of written-off assets	(919,000,000)	(589,000,000)	(558,000,000)
Held to maturity investments, impairment or reversal of impairment			(1,000,000)
Total impairment or reversal of impairment on financial assets not measured at fair value through profit or loss	€ 4,151,000,000	€ 3,981,000,000	€ 4,803,000,000